Business Combination (Details) ¥ in Thousands, $ in Thousands	Dec. 18, 2020 CNY (¥)	Dec. 18, 2020 USD ($)	Dec. 18, 2020 CNY (¥)	Dec. 18, 2019 USD ($)	Dec. 18, 2019 CNY (¥)
Disclosure of detailed information about business combination [line items]
Property and equipment				$ 1,938,737
Intangible assets				2,585,198
Right-of-use assets				1,778,336
Deferred tax assets				59,483
Other non-current assets				96,585
Inventories				57,910
Trade receivables				248,631
Amounts due from related parties				143
Prepayments and other current assets				264,223
Restricted cash				350
Cash and cash equivalents				387,162
Trade payables				(124,480)
Contract liabilities				(353,267)
Accrued expenses and other current liabilities				(756,814)
Amounts due to related parties				(2,193)
Tax payable				(20,584)
Interest-bearing bank borrowings				(394,333)
Lease liabilities				(1,778,336)
Deferred tax liabilities recognised as of acquisition date				(682,328)
Other non-current liabilities				(9,462)
Total identifiable net assets at fair value				3,294,961
Non-controlling interests				(237,237)
Goodwill on acquisition				$ 6,056,253
Fair values of acquired trade receivables | ¥					¥ 248,631
Gross contractual amounts of acquired trade receivables | ¥			¥ 142		330,439
Gross contractual amounts of acquired trade receivables, expected to be uncollectible | ¥			0		81,808
Transaction costs incurred | ¥	¥ 80
Healthy Harmony Holdings, L.P. & Healthy Harmony GP, Inc
Disclosure of detailed information about business combination [line items]
Property and equipment | ¥			5,419
Other non-current assets | ¥			860
Inventories | ¥			118
Trade receivables | ¥			613
Other current assets | ¥			153
Cash and cash equivalents | ¥			331		¥ 387,162
Trade payables | ¥			(144)
Contract liabilities | ¥			(667)
Accrued expenses and other current liabilities | ¥			(637)
Amounts due to related parties | ¥			(29,105)
Deferred tax liabilities recognised as of acquisition date | ¥			(522)
Total identifiable net assets at fair value | ¥			(23,581)
Goodwill on acquisition | ¥			32,789
Fair values of acquired trade receivables | ¥			¥ 613
Precision clinic
Disclosure of detailed information about business combination [line items]
Right-of-use assets		$ 0
Cash and cash equivalents		331
Lease liabilities		$ 0